Leases - Schedule of Lessee Operating Lease Assets And Liabilities (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Lease [Line Items]
Operating lease ROU assets	$ 2,188	$ 3,940
Operating lease liabilities	1,070	1,237
Operating lease liabilities, net of current portion	$ 1,228	$ 2,854